INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2025
Investment property [abstract]
INVESTMENT PROPERTIES	INVESTMENT PROPERTIES
The following table presents the change in the fair value of the company’s investment properties:

AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025	2024
Fair value, beginning of year	$103,665	$124,152
Additions	6,749	13,228
Acquisitions through business combinations	361	11
Dispositions and assets reclassified as held for sale	(23,204)	(6,538)
BSREP IV deconsolidation[1]	—	(24,862)
India REIT deconsolidation	(3,613)	—
Fair value changes	(684)	556
Foreign currency translation and other	2,339	(2,882)
Fair value, end of year[2]	$85,613	$103,665
1.Following the completion of the partial sale of BSREP IV to BWS in 2024, our investment in BSREP IV was deconsolidated and recognized within equity accounted investments. BN was issued additional Class C shares in BWS as consideration for the acquisition by BWS.
2.As at December 31, 2025, $78.6 billion (December 31, 2024 – $96.5 billion) of investment properties were leased to third parties and $4.4 billion were considered ROU investment properties (December 31, 2024 – $4.2 billion).
Investment properties include the company’s office, retail, multifamily and other properties. Additions and acquisitions of $7.1 billion (2024 – $13.2 billion) primarily relate to acquisitions of a portfolio of single-family rental homes in the U.S., a life sciences portfolio in Singapore, a portfolio of storage assets in Canada, two logistics portfolios in the U.S., and a logistics portfolio in Sweden., all within our LP investments included in our Asset Management segment, and enhancement of existing assets during the period.
Dispositions and assets reclassified as held for sale of $23.2 billion (2024 – $6.5 billion) included the sale of U.S. office and retail assets within our Real Estate segment, and certain senior living, student housing, triple net lease, manufactured housing, logistics, and office assets within our LP Investments included in our Asset Management segment, as well as the reclassification to held for sale of a manufactured housing portfolio also within our LP investments included in our Asset Management segment.
Investment properties generated $5.8 billion (2024 – $6.9 billion) in rental income and incurred $4.1 billion (2024 – $4.8 billion) in direct operating expenses. Most of our investment properties are pledged as collateral against the non-recourse borrowings at their respective properties.
The following table presents our investment properties measured at fair value:

AS AT DEC. 31 (MILLIONS)	2025	2024
Super Core	$19,428	$18,501
Core Plus	10,103	9,035
Value Add	5,494	6,384
Opportunistic	3,578	6,076
LP Investments	44,056	58,446
Other investment properties	2,954	5,223
	$85,613	$103,665
Significant unobservable inputs (Level 3) are utilized when determining the fair value of investment properties. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis[1]	• Future cash flows on lease renewals – primarily driven by net operating income	• Increases (decreases) in future cash flows increase (decrease) fair value	•Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value	•Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	•Increases (decreases) in terminal capitalization rate decrease (increase) fair value	•Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Investment horizon	•Increases (decreases) in the investment horizon decrease (increase) fair value	•Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
1.Certain investment properties with stabilized net operating income are valued using the direct capitalization method instead of a discounted cash flow model. Under the direct capitalization method, a capitalization rate is applied to estimated current year cash flows.
The company’s investment properties are diversified by asset type, asset class, geography and market. Therefore, there may be mitigating factors in addition to those noted above, such as changes to assumptions that vary in direction and magnitude across different geographies and markets.
The following table summarizes the key valuation metrics of the company’s investment properties:

	2025			2024
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Super Core	6.2%	4.8%	10	6.3%	4.8%	11
Core Plus	6.9%	5.5%	10	6.9%	5.6%	10
Value Add	8.2%	6.6%	10	8.5%	6.8%	10
Opportunistic	8.8%	6.9%	10	8.9%	6.5%	10
LP Investments[1,2]	8.5%	5.4%	9	9.1%	6.2%	14
Other investment properties[3]	7.4%	n/a	n/a	7.9%	n/a	n/a
1.The rates presented are for investment properties valued using the discounted cash flow method. These rates exclude multifamily, manufactured housing and other investment properties that generally have a stabilized net operating income profile and are more appropriately valued using a direct capitalization approach.